Federated Hermes Corporate Bond Strategy Portfolio Expense Example - Federated Hermes Corporate Bond Strategy Portfolio - Federated Hermes Corporate Bond Strategy Portfolio	Dec. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0